Label	Element	Value
Class A Shares | HAWAII MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BISHOP STREET HAWAII MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide high current income exempt from federal and Hawaii state income taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” beginning on page 13 of this prospectus. Investors investing in the Fund through an intermediary should consult Appendix A – Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund’s assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund’s assets that may be invested in obligations that pay income subject to the federal alternative minimum tax (“AMT”) applicable to non‑corporate shareholders (i.e., shareholders that are not taxed as corporations, including but not limited to individual investors). To the extent that the Fund invests in securities subject to the federal AMT, the income received from these securities could be taxable to non‑corporate shareholders. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations, such as state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds (bonds whose payments are backed by revenue from a particular source). The Fund may also invest in municipal bonds that are pre‑refunded, meaning that the payment of principal and interest of the bonds is funded from a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities). There is no limit on the average maturity of the Fund’s portfolio. While the portfolio duration of the Fund’s portfolio will vary, it is generally expected to be within a 10% margin (higher or lower) of the duration of the Fund’s benchmark index.
The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell or hold a security, the portfolio managers give special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund’s portfolio, including the current state of a bond’s issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer’s credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund’s shareholders. The portfolio management team may choose to sell a bond based on its analysis of the economy and any direct impact on budget cash flows, debt ratios, and credit ratings.
The Fund is classified as “non‑diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including:

∎	Fixed Income Risk
The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term and longer-duration securities are generally more volatile, so the maturity and duration of securities affects their risk. There is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

∎	Concentration Risk
The Fund’s concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

∎	Non‑Diversification Risk
The Fund is non‑diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

∎	Municipal Issuer Risk
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. In addition, the Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

∎	Management Risk
The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.

∎	Liquidity Risk
Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.

∎	Valuation Risk
Valuation risk is the risk that certain securities may be difficult to value.

∎	Pre‑Refunded Bonds Risk
Pre‑refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre‑refunded bonds commonly referred to as “escrowed‑to‑maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market.
The payment of principal and interest of the pre‑refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of the U.S. Treasury and/or U.S. Government agencies or instrumentalities. The securities held in the escrow fund pledged to pay the principal and interest of the pre‑refunded bond do not guarantee the price of the bond.

∎	Tax Risk
Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (“IRS”) or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to non‑corporate shareholders subject to the federal AMT.

∎	Cyber Security Risk
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversification Risk The Fund is non‑diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate the risks and volatility of an investment in Class A Shares of the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1‑800‑262‑9565.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate the risks and volatility of an investment in Class A Shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑262‑9565
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bishopstreetfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following bar chart shows changes in performance of the Fund’s Class A Shares from calendar year to calendar year. Sales charges are not reflected in the bar chart; if they were reflected, returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart; if they were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
2.09%	(3.37)%
3/31/2019	12/31/2016
The performance information shown above is based on a calendar year. The Fund’s Class A Shares’ performance information from 1/1/22 to 3/31/22 was (5.02)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before‑tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table compares the Fund’s Class A Shares’ average annual total returns (after applicable sales charges) to those of the Intercontinental Exchange Bank of America Merrill Lynch (“ICE BofAML”) 1‑22 Year U.S. Municipal Securities Index. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns will depend on your tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Returns after taxes on distributions and sale of Fund shares may be higher than before‑tax returns when a net capital loss occurs upon the redemption of Fund shares.

Class A Shares | HAWAII MUNICIPAL BOND FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 379
3 Years	rr_ExpenseExampleYear03	648
5 Years	rr_ExpenseExampleYear05	937
10 Years	rr_ExpenseExampleYear10	$ 1,758
2012	rr_AnnualReturn2012	4.80%
2013	rr_AnnualReturn2013	(2.72%)
2014	rr_AnnualReturn2014	6.10%
2015	rr_AnnualReturn2015	2.36%
2016	rr_AnnualReturn2016	(0.57%)
2017	rr_AnnualReturn2017	3.46%
2018	rr_AnnualReturn2018	0.34%
2019	rr_AnnualReturn2019	5.48%
2020	rr_AnnualReturn2020	3.50%
2021	rr_AnnualReturn2021	0.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A Shares’ performance information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.37%)
1 Year	rr_AverageAnnualReturnYear01	(2.76%)
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.95%
Class A Shares | HAWAII MUNICIPAL BOND FUND | Fund Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.81%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	1.88%
Class A Shares | HAWAII MUNICIPAL BOND FUND | Fund Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.10%)
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	1.97%
Class A Shares | HAWAII MUNICIPAL BOND FUND | ICE BofAML 1-22 Year U.S. Municipal Securities Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.23%
5 Years	rr_AverageAnnualReturnYear05	3.73%
10 Years	rr_AverageAnnualReturnYear10	3.33%

[1]	Bishop Street Capital Management (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses for Class A Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, excluded expenses)) from exceeding 0.80% of the Fund’s average daily net assets through April 30, 2023 (Contractual Expense Limitation). In addition, the Board of Trustees (Board) of Bishop Street Funds (Trust) may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023.